CONSOLIDATED FINANCIAL STATEMENT DETAILS - Cash and Equivalents and Supplemental Cash Flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 739,164	$ 465,676	$ 186,947	$ 272,624
Restricted cash included in other current assets	138	127	193	137
Cash, cash equivalents, and restricted cash included in current assets of discontinued operations	0	2,674,146	1,946,125	1,360,921
Restricted cash included in non-current assets of discontinued operations	0	409	420	0
Total cash, cash equivalents and restricted cash as shown on the consolidated statement of cash flow	739,302	3,140,358	2,133,685	$ 1,633,682
Supplemental Cash Flow Information [Abstract]
Interest	115,957	85,559	75,824
Income tax payments	41,024	34,583	40,703
Income tax refunds	$ (30,048)	$ (2,589)	$ (33,289)